Summary of significant accounting policies (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2010	Jun. 30, 2010
Earnings per share [line items]
Shares Issued	862,148			20,000
Interest and fee income	9.70%	9.60%
Net cash decreased	¥ 17,900	¥ 75,100
Cash	¥ 3,200,000
Ownership percentage description	The Company has also acquired the financial support letter from Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, and from Dunxin Holdings Co., Ltd, a company that is 70% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei and is 30% owned by Chief Personal/Human Resource Officer, Ms. Wenting Xiao
PRC [Member]
Earnings per share [line items]
Interest and fee income	6.00%
Ordinary Shares [Member] | Top of Range [Member]
Earnings per share [line items]
Shares Issued			23,200,000